17. Basic and Diluted Loss per Share: Earnings per share (Details)	12 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 CAD ($) shares
Details
Net Loss for the year | $		$ (6,850,918)		$ (15,462,945)		$ (9,446,454)
Basic weighted-average number of shares outstanding		20,238,794		18,033,851		15,884,041
Assumed conversion of dilutive stock options and warrants		0		0		0
Diluted weighted-average number of shares outstanding		20,238,794		18,033,851		15,884,041
Basic and diluted loss per share | $ / shares	$ (0.34)		$ (0.85)		$ (0.6)